Long-term debt - Schedule of Minimum Repayments for Balances Outstanding With Respect to Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long Term Debt	$ 3,090,944	$ 2,995,729
Revolving credit facilities [Member]
Debt Instrument [Line Items]
2013	19,100
2014	226,922
2015	907,593
2016	70,417
2017	111,201
Thereafter	952,709
Long Term Debt	2,287,942	2,296,572
Term loan credit facilities [Member]
Debt Instrument [Line Items]
2013	47,556
2014	48,785
2015	49,248
2016	50,542
2017	65,673
Thereafter	541,198
Long Term Debt	$ 803,002	$ 699,157